Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Aug. 15, 2011
Document And Entity Information
Entity Registrant Name	BINGO.COM LTD.
Entity Central Index Key	0001318482
Document Type	10-Q
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 3,193,885
Entity Common Stock, Shares Outstanding		63,877,703
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011